ACCOUNTS RECEIVABLE, NET - Movement in Allowances for Credit Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Receivables [Abstract]
Balance at beginning of year	$ 268,413	[1]	$ 333,792		$ 258,019
(Reversal of) provision for credit losses	(892)		6,426		131,845
Write-offs, net of recoveries	(49,608)		(69,712)		(57,868)
Effect of exchange rate	(669)		(2,093)		1,796
Balance at end of year	$ 217,244	[1]	$ 268,413	[1]	$ 333,792

[1]	As of December 31, 2022 and 2021, the allowances for credit losses of $14,966 and $14,989 are recorded as a reduction of the long-term casino accounts receivables, which are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.